16. CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Jun. 30, 2014
Risks and Uncertainties [Abstract]
Schedule of Accounts Receivable
	June 30, 2014	June 30, 2013
Sales
TTI	62%	36%
Menards	7%	30%
Galesi Entities	1%	14%

Accounts Receivable
Menards	-	69%
Walmart	18%	22%
Lowes	51%	-

Schedule of Inventory and Accounts Payable
	June 30, 2014	June 30, 2013
Inventory purchased
Inventek	201	$ 7,299
Delta	1,671	4,678
TTI	273	2,525

Accounts Payable
Inventek	-	$ 502
Delta	1,498	1,191
TTI (see note 17)	-	1,634